9. BONDING	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Bonding
9. BONDING

In connection with normal business activities of a company in the solid waste disposal industry, Meridian may be required to acquire a performance bond.  As part of the Company’s December 22, 2015 acquisitions of Christian Disposal, LLC and Eagle Ridge Landfill, LLC, Meridian acquired a performance bond in the approximate amount of $7,400,000 with annual expenses of $221,000. For the three months ended March 31, 2016, the Company had approximately $29,000 of expenses related to this performance bond and for the three months ended March 31, 2015, the Company was not required to obtain a performance bond.

In connection with normal business activities of a company in the solid waste disposal industry, Meridian may be required to acquire a performance bond.  As part of the Company’s December 22, 2015 acquisitions of Christian Disposal, LLC and Eagle Ridge Landfill, LLC, Meridian acquired a performance bond in the approximate amount of $7,400,000 with annual expenses of $221,000. For fiscal year ended December 31, 2015, the Company had approximately $6,000 of expenses related to this performance bond and for fiscal year ended December 31, 2014, the Company was not required to obtain a performance bond.